Operating Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Operating Expenses [Abstract]
Schedule of Operating Expenses
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Compensation and employee benefits(a)	$22,439	$22,085	$70,065	$75,756
Other operating expenses(b)	30,641	17,636	75,551	45,572
Cost of sales(c)	4,772	6,214	15,834	28,002
Operating expenses	$57,852	$45,935	$161,450	$149,330

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and nine months ended September 30, 2025 included $0.5 million and $1.5 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and nine months ended September 30, 2024 — $0.4 million and $1.5 million).

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.